Other Non-current Assets - Schedule of Other Non-current Assets (Parenthetical) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Other Non Current Assets [Line Items]
Minimum royalty fee prepaid	$ 339,215
Sales and Marketing Expenses
Other Non Current Assets [Line Items]
Prepaid royalty fee amortized		$ 220,813	$ 96,424